Costs and expenses by nature (Details) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 BRL (R$)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Expenses by nature [abstract]
Personnel		R$ 149,513			R$ 97,561	R$ 57,810
IT and hosting expenses		12,491			6,386	3,870
Transaction Expense		248,768			0	0
Outsourced services		33,282			26,637	5,991
Traveling		2,806			123	449
Depreciation and amortization		17,816			7,950	2,308
Facilities		16,024			10,557	3,805
Licenses held for sale write-off		0			1,681	0
Expected losses		14,735			8,950	472
Accounts receivable write-off		585			9,415	0
Cost of third party licenses sold		111,642			92,493	65,738
Tax expenses		4,640			1,473	709
Onerous contract (reversion)/provision	[1]	(7,772)			7,745	0
Write-off of creditor invoice		(4,300)	[2]	$ (800)	0	0
Other		12,758			1,823	305
Total		612,988			272,794	141,457
(-) Cost of services provided		31,685			26,673	17,150
(-) Cost of sales of goods		111,642			98,781	68,322
(-) Sales and marketing expenses		70,355			36,693	14,288
(-) General and administrative expenses		115,544			81,522	33,082
(-) Research and development		33,160			19,920	7,876
(-) Listing expenses		215,570			0	0
(-) Other expenses	[3]	35,032			9,205	739
Total		612,988			272,794	141,457
Gains from fair value of derivative financial instruments		R$ 25,660			R$ 0	R$ 0

[1]	Refers to one onerous contract recognized in May 2021 that was reverted in 2022, please refer to note 15 for more details.
[2]	In 2022, the Group concluded negotiation with one of its suppliers which resulted in the forgiveness of the amount owed of approximately $800 thousand, corresponding to R$4.300
[3]	This represents expenses related to the SPAC merger, corresponding to R$215,570 related to the Listing Expenses and R$ 33,198 related to non-capitalized expense in year ended December 31, 2022. Please refer to note 6 (ii) for more details on the SPAC merger.